Financial Instruments and Risk Management (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financial Assets
Cash and cash equivalents	$ 3,152	$ 6,166	$ 7,520	$ 159
Financial Liabilities
Unsecured notes payable	3,361	3,000
Amortized Cost [Member]
Financial Assets
Cash and cash equivalents	3,152	6,166
Prepaid expenses and Other Receivables	74	282
Investment	0	0
Financial Liabilities
Accounts payable and accrued liabilities	1,268	1,107
Unsecured notes payable	3,661	3,663
Warrant liability	0	0
Fair Value to Other Comprehensive Income [Member]
Financial Assets
Cash and cash equivalents	0	0
Prepaid expenses and Other Receivables	0	0
Investment	7,477	5,303
Fair Value to Profit And Loss Account [Member]
Financial Liabilities
Accounts payable and accrued liabilities	0	0
Unsecured notes payable	0	0
Warrant liability	$ 0	$ 24